Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued expenses	$ 27,050	$ 16,243
Accrued compensation	16,428	14,728
Accrued media costs	4,816	5,279
Accrued taxes	1,396	771
Accrued other	1,963	4,648
Total accrued expenses and other current liabilities	$ 51,653	$ 41,669